Segment Information	12 Months Ended
Dec. 31, 2023
Segment Information
Segment Information

Note 20. Segment Information

The Company has two reportable segments: Bitcoin Mining and Engineering. The reportable segments are identified based on the types of service performed. No operating segments have been aggregated to form the reportable segments.

Gross profit (loss) is the segment performance measure the CODM uses to assess the Company’s reportable segments. Segment gross profit (loss) is defined as segment revenue less segment cost of revenue, and is before elimination of intersegment profits.

Prior to 2024, the Company had a Data Center Hosting reportable segment, but has since terminated all contracts with its legacy data center hosting customers. Commencing January 1, 2024, the CODM ceased analyzing the performance of the data center hosting operations and the Company ceased reporting data center hosting as a separate reportable segment. The Company has no plans to offer data center hosting services to new customers. All data hosting center revenue and costs of revenue for all periods presented are included in Revenue: Other and Cost of Revenue: Other.

The Company does not allocate assets to the reporting segments because its assets are managed on an entity-wide basis and, therefore, does not separately disclose the total assets of its reportable operating segments.

The Bitcoin Mining segment generates revenue from the Bitcoin the Company earns through its Bitcoin mining activities. The Engineering segment generates revenue through customer contracts for custom engineered electrical products. All Other revenue is from external customers.

All revenue and cost of revenue from intersegment transactions have been eliminated in the Condensed Consolidated Statements of Operations.

Concentrations

During the years ended December 31, 2023 and 2021, aside from the Bitcoin Mining revenue generated as a result of the Company’s participation in a mining pool, no single customer or related group of customers contributed 10% or more of the Company’s total consolidated revenue.

During the year ended December 31, 2022, aside from the Bitcoin Mining revenue generated as a result of the Company’s participation in a mining pool, the Company earned revenue of approximately $29.7 million from one customer, representing 11.4% of the Company’s total consolidated revenue, in its Engineering segment. No other individual customer accounted for more than 10% of total revenue for the year ended December 31, 2022.

As of December 31, 2023 and 2022, five customers accounted for more than 70% and 80%, respectively, of consolidated accounts receivable, net.

The following tables present segment revenue and segment gross profit (loss):

Year Ended December 31, 2023

	Bitcoin Mining	Engineering	Other	Total
Revenue from external customers	$188,996	$64,303	$27,379	$280,678
Intersegment revenue	—	8,522	127,052	135,574
Segment revenue	188,996	72,825	154,431	416,252
Less: Segment cost of revenue	(134,516)	(66,277)	(186,256)	(387,049)
Segment gross profit (loss)	$54,480	$6,548	$(31,825)	$29,203

Year Ended December 31, 2022

	Bitcoin Mining	Engineering	Other	Total
Revenue from external customers	$156,870	$65,342	$36,959	$259,171
Intersegment revenue	—	20,016	64,856	84,872
Segment revenue	156,870	85,358	101,815	344,043
Less: Segment cost of revenue	(84,897)	(70,283)	(116,200)	(271,380)
Segment gross profit (loss)	$71,973	$15,075	$(14,385)	$72,663

Year Ended December 31, 2021

	Bitcoin Mining	Engineering	Other	Total
Revenue from external customers	$184,422	$4,178	$24,643	$213,243
Intersegment revenue	—	1,087	—	1,087
Segment revenue	184,422	5,265	24,643	214,330
Less: Segment cost of revenue	(45,513)	(4,351)	(32,998)	(82,862)
Segment gross profit (loss)	$138,909	$914	$(8,355)	$131,468

The following table presents the reconciliation of segment gross profit (loss) to net income (loss) before taxes:

	Years Ended December 31,
	2023	2022	2021
Segment gross profit (loss)	$29,203	$72,663	$131,468

Reconciling Items:
Elimination of intersegment profits	(2,858)	(7,188)	(318)
Acquisition-related costs	—	(78)	(21,198)
Selling, general, and administrative	(100,346)	(67,452)	(87,429)
Depreciation and amortization	(252,354)	(107,950)	(26,324)
Change in fair value of Bitcoin	184,734	—	—
Change in fair value of derivative asset	6,721	71,418	12,112
Power curtailment credits	71,215	27,345	6,514
Change in fair value of contingent consideration	—	159	(975)
Realized gain on sale of Bitcoin	—	30,346	253
(Loss) gain on sale/exchange of equipment	(5,336)	16,281	—
Casualty-related (charges) recoveries, net	5,974	(9,688)	—
Impairment of Bitcoin	—	(147,365)	(43,973)
Impairment of goodwill	—	(335,648)	—
Impairment of miners	—	(55,544)	—
Interest income (expense)	8,222	454	(296)
Realized loss on sale of marketable equity securities	—	(8,996)	—
Realized gain on sale/exchange of long-term investment	—	—	26,260
Unrealized loss on marketable equity securities	—	—	(13,655)
Other income (expense)	260	(59)	2,378
Net income (loss) before taxes	$(54,565)	$(521,302)	$(15,183)